Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

February 23, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   RYDEX SERIES FUNDS (FILE NO. 811- 07584)

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the "Trust"), we are filing herewith the Trust's Registration Statement under the Securities Act of 1933, as amended, on Form N-14, together with all exhibits thereto. The combined Prospectus/Proxy Statement contained in this filing relates to the reorganization of the Rydex Capital Partners SPhinX Fund (the "Fund") with and into the Trust's Absolute Return Strategies Fund (the "Reorganization"). We anticipate that the combined Prospectus/Proxy Statement will be automatically effective on March 27, 2006 and that the Reorganization will occur in May 2006.

In connection with the above referenced filing, please note that one or more of the portfolio funds, in which the Fund invested and which are sponsored by PlusFunds Group, Inc., used Refco Inc. affiliates to hold futures commission accounts and cash accounts. As a result of the Refco bankruptcy proceedings, approximately 11% of the Fund's assets held in the portfolio funds are currently subject to a temporary restraining order issued by the bankruptcy court pending resolution of certain legal issues concerning preferential transfers prior to Refco's bankruptcy filing. The Fund has communicated these facts to the Fund's shareholders in a letter filed with the U.S. Securities and Exchange Commission on December 30, 2005. In addition, Rydex's management personnel has discussed the impact of Refco's bankruptcy and the temporary restraining order on the Fund and its shareholders with Mr. William R. Meck, Senior Assistant District Administrator of the Office of Examination in the Philiadelphia District Office. Finally, we have discussed certain aspects of the Reorganization, particularly with respect to the pro forma financial statements, with Mr. James Campbell, Assistant Chief Accountant of the Division of Investment Management.

Please do not hesitate to contact John McGuire at 202.739.5654 or me at
202.739.5684 if you have any questions or comments concerning this filing.

Sincerely,

/s/ Laura E. Flores
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Laura E. Flores